CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance for doubtful accounts	$ 18,195,382	$ 21,827,663
Accounts payable	803,275	2,949,725	[1]
Accrued payroll and welfare expenses	30,628,336	37,081,532	[1]
Income tax payable	58,029,858	63,380,153	[1]
Other tax payable	12,675,205	11,654,145	[1]
Amounts due to related parties	3,477,193	3,092,870	[1]
Advances from customers	26,872,685	10,564,818	[1]
Accrued marketing and advertising expenses	14,895,973	18,851,999	[1]
Other current liabilities	12,998,663	16,315,380	[1]
Deferred tax liabilities	$ 14,779,770	$ 18,016,186	[1]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	135,763,962	135,763,962
Common stock, shares outstanding	135,763,962	135,763,962
Consolidated VIEs without recourse
Accounts payable	$ 225,700	$ 1,771,717
Accrued payroll and welfare expenses	23,622,869	28,021,779
Income tax payable	25,597,112	25,705,206
Other tax payable	11,730,876	11,166,308
Amounts due to related parties	3,862,779	1,245,000
Advances from customers	26,576,831	10,050,703
Accrued marketing and advertising expenses	9,439,740	14,117,697
Other current liabilities	10,338,171	15,606,182
Deferred tax liabilities	$ 275,223	$ 414,505

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.